Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2017
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Basis of preparation and accounting policies

1 Basis of preparation and accounting policies

Basis of preparation

RELX PLC and RELX NV are separate, publicly-held entities. RELX PLC’s ordinary shares are listed in London and, through a depositary receipt, in New York, and RELX NV’s ordinary shares are listed in Amsterdam and, through a depositary receipt, in New York. RELX PLC and RELX NV jointly own RELX Group plc, which holds all the Group’s operating businesses and financing activities. RELX PLC, RELX NV, RELX Group plc and its subsidiaries, joint ventures and associates are together known as “the Group”.

The Governing Agreement determines the equalisation ratio between RELX PLC and RELX NV shares. One RELX PLC ordinary share confers an equivalent economic interest to one RELX NV ordinary share.

As a result of these arrangements, all shareholders can be regarded as having interests in a single economic entity. Consequently, the Directors have concluded that the Group forms a single reporting entity for the presentation of consolidated financial statements. Accordingly, the Group consolidated financial information represents the interests of both sets of shareholders and is presented by both RELX PLC and RELX NV as their respective consolidated financial statements.

The Directors of RELX PLC and RELX NV, having made appropriate enquiries, consider that adequate resources exist for the Group to continue in operational existence for the foreseeable future and that, therefore, it is appropriate to adopt the going concern basis in preparing the consolidated financial statements for the year ended 31 December 2017.

In preparing the consolidated financial statements, subsidiaries of the Group are accounted for under the acquisition method and investments in associates and joint ventures are accounted for under the equity method. All intra-group transactions and balances are eliminated.

On acquisition of a subsidiary, or interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets acquired. Adjustments are made to bring accounting policies into line with those of the Group. The results of subsidiaries sold or acquired are included in the consolidated financial statements up to or from the date that control passes from or to the Group.

Non-controlling interests in the net assets of the Group are identified separately from shareholders’ equity. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling share of changes in equity since the date of acquisition.

Accounting policies

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union and as issued by the International Accounting Standards Board (IASB). The accounting policies under IFRS are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements and are unchanged from those applied in preparing the consolidated financial statements for the year ended 31 December 2016 and 2015.

Foreign exchange translation

The consolidated financial statements are presented in sterling.

Transactions in foreign currencies are recorded at the rate of exchange prevailing on the date of the transaction. Non-monetary assets and liabilities that are measured at historical cost in foreign currencies are translated using the exchange rate at the date of the transaction. At each statement of financial position date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rate prevailing on the statement of financial position date. Exchange differences arising are recorded in the income statement other than where hedge accounting applies, as set out on pages 147 to 152.

Assets and liabilities of foreign operations are translated at exchange rates prevailing on the statement of financial position date. Income and expense items and cash flows of foreign operations are translated at the average exchange rate for the period. Significant individual items of income and expense and cash flows in foreign operations are translated at the rate prevailing on the date of transaction. Exchange differences arising are classified as equity and transferred to the translation reserve. When foreign operations are disposed of, the related cumulative translation differences are recognised within the income statement in the period.

The Group uses derivative financial instruments, primarily forward contracts, to hedge its exposure to certain foreign exchange risks. Details of the Group’s accounting policies in respect of derivative financial instruments are set out on page 147.

1 Basis of preparation and accounting policies (continued)

Critical judgements and key sources of estimation uncertainty

The most significant accounting policies in determining the financial condition and results of the Group, and those requiring the most subjective or complex judgement, relate to and are included in the following notes:

∎	valuation of goodwill and intangible assets – notes 15 and 16;

∎	capitalisation of development spend – note 16;

∎	taxation – note 10; and

∎	accounting for defined benefit pension schemes – note 6.

Other significant accounting policies

The accounting policy in respect of revenue recognition is also significant in determining the financial condition and results of the Group, although the application of this policy is more straightforward. This policy is included in note 2.

Standards and amendments effective for the year

The interpretations and amendments to IFRS effective for 2017 have not had a significant impact on the Group’s accounting policies or reporting.

Standards, amendments and interpretations not yet effective

New accounting standards and amendments and their expected impact on the future accounting policies and reporting of the Group are set out below.

IFRS 9 – Financial Instruments (effective for the 2018 financial year). The standard replaces the existing classification and measurement requirements in IAS 39 – Financial Instruments: Recognition and Measurement. Adoption of the standard is not expected to have a significant impact on the measurement, presentation or disclosure of financial assets and liabilities in the consolidated financial statements. The most notable impact for the Group relates to cash flow hedge accounting, which will result in additional disclosure in respect of the costs of hedging reserve balance and movements from 2018 onwards.

IFRS 15 – Revenue from Contracts with Customers (effective for the 2018 financial year). The new standard provides a single point of reference for revenue recognition, including guidance in relation to identification of contracts and licensing arrangements. RELX Group will adopt IFRS 15 on a fully retrospective basis. Management have performed a full assessment of the impact of IFRS 15. The adoption of IFRS 15 will not result in a material change to the 2017 income statement reported numbers, and will not result in material differences to the 2018 income statement numbers.

IFRS 16 – Leases (early adoption so as to be effective for the 2018 financial year). The new standard eliminates the distinction between operating and finance leases and requires lessees to recognise all leases with a lease term of greater than 12 months in the statement of financial position. RELX Group will adopt this standard a year earlier than the mandatory effective date of 1 January 2019. IFRS 16 will be adopted on a fully retrospective basis. The majority of the RELX Group lease portfolio relates to property leases. Management have performed a full assessment of the impact of IFRS 16.

The table below sets out the expected impact on the income statement and the most significantly impacted statement of financial position accounts.

	2017 as reported £m	IFRS 9 impact £m	IFRS 15 impact £m	IFRS 16 impact £m	2017 as restated £m
Income statement
Revenue	7,355	–	(14)	–	7,341
Adjusted operating profit	2,284	–	(11)	11	2,284
Reported operating profit	1,905	–	(11)	11	1,905
Net finance costs	(182)	(2)	–	(15)	(199)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,635	(2)	(9)	(4)	1,620
Reported net profit attributable to RELX PLC and RELX NV shareholders	1,659	(2)	(9)	–	1,648
Adjusted EPS	81.0p	(0.1p )	(0.5p )	(0.2p )	80.2p
Reported EPS	82.2p	(0.1p )	(0.5p )	–	81.6p
Statement of financial position
Right of use asset	16	–	–	272	288
Borrowings (including lease liability)	(4,886)	14	–	(381)	(5,253)
Finance lease receivable	–	–	–	56	56
Deferred income	(1,834)	–	(76)	–	(1,910)

Additionally, a number of amendments and interpretations have been issued which are not expected to have any significant impact on the Group’s accounting policies and reporting.

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Notes to the consolidated financial statements

for the year ended 31 December 2017